Significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 01, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyage revenues	$ 821,365,000	$ 651,561,000	$ 331,976,000
Provision for doubtful debts	$ 1,607,000	722,000	0
Vessels' depreciation method	straight-line basis
Vessel's useful life	25 years
Vessel salvage value per LWT	$ 300	300
Revenue recognition method	straight-line basis
Number of reportable segments	1
Finance Lease, Right-of-Use Asset		1,047,780,000
Finance Lease, Liability		609,737,000
Weighted-average discount rate	5.66%
Operating Lease, Right-of-Use Asset	$ 1,216,000	0
Operating Lease, Liability	1,216,000	0
Operating Lease, Expense	$ 126,813,000	92,896,000	5,325,000
Operating Lease, Weighted Average Remaining Lease Term	2 years 2 months 1 day
Net cash provided by / (used in) Operating Activities	$ 88,525,000	169,009,000	82,804,000
Net cash provided by / (used in) Investing Activities	(279,837,000)	(325,327,000)	(127,101,000)
Charter-in vessels
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyage revenues	185,311,000	127,618,000	6,153,000
Revenue recognized from subleases	15,253,000	18,661,000	3,005,000
Office rental arrangements
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease, Right-of-Use Asset	1,216,000				$ 1,198,000
Operating Lease, Liability	$ 1,216,000				$ 1,198,000
Discount rate	4.00%
Operating Lease, Expense	$ 352,000	$ 403,000
Operating Lease, Weighted Average Remaining Lease Term	3 years 10 months 27 days
Effect of Standard Adoption | ASU 2016-18
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by / (used in) Operating Activities			1,834,000	$ (216,000)
Net cash provided by / (used in) Investing Activities			249,000	209,000
Balances without Standard Adoption | ASU 2016-18
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by / (used in) Operating Activities			80,970,000	(33,448,000)
Net cash provided by / (used in) Investing Activities			$ (126,852,000)	$ (13,216,000)